Financial risk management - Movements on the hedging reserve (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Movements on the hedging reserve
Reserve of cash flow hedges, beginning balance	£ (10,436,000)	£ (32,565,000)	£ (35,544,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	(1,433,000)	1,835,000	(2,465,000)
Reclassified to profit or loss	(998,000)	16,848,000	12,180,000
Change in fair value	7,579,000	4,015,000	(6,838,000)
Tax relating to above	(1,287,000)	(569,000)	102,000
Movement recognized in other comprehensive income	3,861,000	22,129,000	2,979,000
Reclassified	7,525,000
Reserve of cash flow hedges, ending balance	950,000	(10,436,000)	(32,565,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(3,858,000)	(26,556,000)	(29,433,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	(1,433,000)	1,835,000	(2,465,000)
Reclassified to profit or loss	(998,000)	16,848,000	12,180,000
Change in fair value	7,579,000	4,015,000	(6,838,000)
Movement recognized in other comprehensive income (loss)	5,148,000	22,698,000	2,877,000
Reclassified	7,525,000
Reserve of cash flow hedges, before tax, ending balance	8,815,000	(3,858,000)	(26,556,000)
Movements on hedging reserve tax
Reserve of cash flow hedges, tax, beginning balance	(6,578,000)	(6,009,000)	(6,111,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax credit/(expense) relating to movements on hedges	(1,287,000)	(569,000)	102,000
Reserve of cash flow hedges, tax, ending balance	(7,865,000)	(6,578,000)	(6,009,000)
Currency risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	(1,733,000)	4,325,000	(2,818,000)
Reclassified to profit or loss	(770,000)	14,956,000	12,214,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	1,340,000	(17,941,000)	(27,337,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	(1,733,000)	4,325,000	(2,818,000)
Reclassified to profit or loss	(770,000)	14,956,000	12,214,000
Movement recognized in other comprehensive income (loss)	(2,503,000)	19,281,000	9,396,000
Reserve of cash flow hedges, before tax, ending balance	£ (1,163,000)	£ 1,340,000	(17,941,000)
Currency risk | US dollar
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	10.00%	10.00%
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible strengthening of GBP against currency	£ 1,706,000	£ 4,042,000
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible weakening of GBP against currency	(2,085,000)	(4,941,000)
Interest rate risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Change in fair value	7,579,000	4,015,000	(6,838,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(5,121,000)	(9,136,000)	(2,298,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Change in fair value	7,579,000	4,015,000	(6,838,000)
Movement recognized in other comprehensive income (loss)	7,579,000	4,015,000	(6,838,000)
Reserve of cash flow hedges, before tax, ending balance	£ 2,458,000	£ (5,121,000)	(9,136,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	1.00%	1.00%
Other price risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	£ 300,000	£ (2,490,000)	353,000
Reclassified to profit or loss	(228,000)	1,892,000	(34,000)
Reclassified	7,525,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(77,000)	521,000	202,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	300,000	(2,490,000)	353,000
Reclassified to profit or loss	(228,000)	1,892,000	(34,000)
Movement recognized in other comprehensive income (loss)	72,000	(598,000)	319,000
Reclassified	7,525,000
Reserve of cash flow hedges, before tax, ending balance	£ 7,520,000	£ (77,000)	£ 521,000